Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares		Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interests	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
BALANCE at Dec. 31, 2020	$ 93,021	[1]		$ 1,450	$ 545	$ 9,848	$ (1,118)	$ 197	$ (80,982)	$ 22,961	$ 3,233	$ 26,194
Net income (loss) for the year		[1]							6,794	6,794	(2,748)	4,046
Other comprehensive income (loss)		[1]			(29)		116			87	75	162
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR		[1]			(29)		116		6,794	6,818	(2,673)	4,208
Issuance of shares and warrants	49,398	[1]	$ (32,062)							17,336		17,336
Cancellation of par value	(142,419)	[1]	142,419
Consolidation of Jeffs’ Brands		[1]	71							71	1,156	1,227
Exercise of warrants issued by Odysight.ai		[1]				264				264	518	782
Issuance of shares by Eventer		[1]				717				717	1,138	1,855
Loss of control in Odysight.ai		[1]									(2,760)	(2,760)
Subsidiaries’ share-based compensation to employees and service providers		[1]									1,102	1,102
Share based compensation to employees and service providers		[1]	60	1,203						1,263		1,263
Deemed contributions to Jeffs’ Brands		[1]			108	(421)				(313)	529	216
Deemed contribution to an affiliate		[1]			10					10		10
Expiration of options		[1]	74	(74)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	(93,021)	[1]	110,562	1,129	118	560				19,348	1,683	21,031
BALANCE at Dec. 31, 2021		[1]	110,562	2,579	634	10,408	(1,002)	197	(74,188)	49,190	2,243	51,433
Net income (loss) for the year									(9,815)	(9,815)	(393)	(10,208)
Other comprehensive income (loss)							312			312	148	460
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR							312		(9,815)	(9,503)	(245)	(9,748)
Issuance of shares in consideration for investments			900							900		900
Issuance of shares by Eventer						(12)				(12)	11	(1)
Consolidation of Gix Internet			(144)							(144)	7,849	7,705
Subsidiaries’ share-based compensation to employees and service providers											102	102
Share based compensation to employees and service providers				685						685		685
Amendment of long-term related party payable by Eventer					167					167	253	420
Issuance of shares and warrants by Jeffs’ Brands upon completion of IPO						504				504	5,885	6,389
Dividend									(1,583)	(1,583)		(1,583)
Dividends declared by subsidiaries											(2,021)	(2,021)
Reorganization transaction by Gix Internet						(46)				(46)	46
Issuance of warrants and shares by Gix Internet						(567)				(567)	682	115
Deemed contributions to Jeffs’ Brands					148	(598)				(450)	743	293
Expiration of options			4	(4)
TOTAL TRANSACTIONS WITH SHAREHOLDERS			760	681	315	(719)			(1,583)	(546)	13,550	13,004
BALANCE at Dec. 31, 2022			111,322	3,260	949	9,689	(690)	197	(85,586)	39,141	15,548	54,689
Net income (loss) for the year									(16,025)	(16,025)	(5,707)	(21,732)
Other comprehensive income (loss)							(185)			(185)	64	(121)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR							(185)		(16,025)	(16,210)	(5,643)	(21,853)
Issuance of shares in consideration for investments			314							314		314
Subsidiaries’ share-based compensation to employees and service providers											244	244
Share based compensation to employees and service providers			185	590						775		775
Dividends declared by subsidiaries											(153)	(153)
Deemed issuance of shares by a subsidiary						143				143	322	465
Deemed stock exchange listing expenses					290					290		290
Issuance of warrants and shares by Gix Internet						(226)				(226)	226
Issuance of shares by Jeffs’ Brands						(129)				(129)	418	289
Transaction with non-controlling interest by Gix Internet						(522)				(522)	(2,103)	(2,625)
Expiration of options			1,062	(1,063)					1
TOTAL TRANSACTIONS WITH SHAREHOLDERS			1,561	(473)	290	(734)			1	645	(1,046)	(401)
BALANCE at Dec. 31, 2023			$ 112,883	$ 2,787	$ 1,239	$ 8,955	$ (875)	$ 197	$ (101,610)	$ 23,576	$ 8,859	$ 32,435

[1]	Share and per share data in these financial statements have been retrospectively adjusted to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14)a((4)).